GOODWILL AND INTANGIBLES	12 Months Ended
Jun. 29, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the fiscal years ended June 29, 2016 and June 24, 2015 are as follows (in thousands):

	2016			2015
	Chili's	Maggiano's	Consolidated	Chili's	Maggiano's	Consolidated
Balance at beginning of year	$93,984	$38,397	$132,381	$95,037	$38,397	$133,434

Changes in goodwill:
Additions (a)	31,912	0	31,912	0	0	0
Foreign currency translation adjustment	(286)	0	(286)	(1,053)	0	(1,053)

Balance at end of year	$125,610	$38,397	$164,007	$93,984	$38,397	$132,381
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(a)	Additions reflect the goodwill acquired as a result of the acquisition of Pepper Dining. See Note 2 for additional disclosures.

Intangible assets, net for the fiscal years ended June 29, 2016 and June 24, 2015 are as follows (in thousands):

	2016			2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili's reacquired franchise rights (a)	$17,284	$(3,041)	$14,243	$7,423	$(1,625)	$5,798
Chili's other (b)	5,988	(713)	5,275	804	(358)	446
	$23,272	$(3,754)	$19,518	$8,227	$(1,983)	$6,244

Indefinite-lived intangible assets
Chili's liquor licenses	$9,775			$9,466
Maggiano's liquor licenses	932			932
	$10,707			$10,398

Amortization expense for all definite-lived intangible assets was $1.5 million, $0.8 million and $1.0 million in fiscal 2016, 2015 and 2014, respectively. Annual amortization expense for definite-lived intangible assets will approximate $1.5 million for the next five fiscal years.
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(a)
The increase in the gross carrying amount reflects an additional $10.4 million of reacquired franchise rights from the acquisition of Pepper Dining. See Note 2 for additional disclosures. Additionally, the gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.3 million and $1.0 million for fiscal 2016 and 2015, respectively. We also recorded an impairment charge of $0.2 million and $0.4 million in fiscal 2016 and fiscal 2015, respectively. See Note 10 for additional disclosures.

(b)	The increase in the gross carrying amount reflects an additional $5.5 million of favorable lease assets from the acquisition of Pepper Dining. See Note 2 for additional disclosures.